Share-Based Compensation - Schedule of RSUs Award Activity (Details) - Restricted Stock Units (RSUs) [Member] - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Schedule of RSUs Award Activity [Line Items]
Nonvested at beginning	1,127,196
Granted	61,049	1,127,196
Forfeited	37,230
Vested
Expired
Nonvested at ending	1,151,015	1,127,196
Vested at December 31, 2023